Related Party Transactions - Additional Information (Detail) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 15, 2020	Aug. 13, 2019	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Issuance of Common Stock grants (in shares)			745,241	1,871,932
Issuance of Common Stock grants				$ 39,578,000
Management Fee, Percentage of Equity				1.00%
Common Stock, Shares, Issued, Total (in shares)			7,758,145	17,329,964		7,758,145
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	791,790			0		791,790
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value	$ 3,863,935
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 24.00
Options Value at Issuance, Percentage	3.00%
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)				615,838
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares)				791,790
Former Executive Officers [Member]
Incentive Agreement, Options Issuable, Percentage of Value of Company				5.00%
Incentive Agreement, Options Issuable, Percentage of Value of Company, Each Officer, Minimum				1.00%
Common Stock [Member]
Issuance of Common Stock grants				$ 18,000
HG Vora Capital Management, LLC [Member]
Diluted Ownership Interest, Percentage	2.00%	2.00%
Common Stock, Shares, Issued, Total (in shares)		3,500,000
Proceeds from Exercise of Option	$ 50,000
Payments of Structuring Fee	$ 2,550,000
HG Vora Capital Management, LLC [Member] | Common Stock [Member]
Issuance of Common Stock grants (in shares)	152,654
Issuance of Common Stock grants	$ 3,053,080
GreenAcreage Management Owner LLC (GAMO) [Member]
Management Fee Payable			$ 0	0		$ 0
GreenAcreage Management Owner LLC (GAMO) [Member] | General and Administrative Expense [Member]
Management Fee Expense				0	$ 657,089
GreenAcreage Management Owner LLC (GAMO) [Member] | General and Administrative Expense [Member] | Reimbursements for Expense [Member]
Related Party Transaction, Amounts of Transaction				$ 0	$ 310,971
GreenAcreage Management Owner LLC (GAMO) [Member] | HG Vora Capital Management, LLC [Member]
Option to Acquire Ownership Interest, Percentage	26.70%	26.70%
Payments for Option to Acquire Ownership Interest		$ 1,050,000.00
Acreage [Member]
Common Stock, Shares, Issued, Total (in shares)				200,000
Assets Leased to Others, Cost				$ 20,900,000
Assets Leased to Others, Net Book Value			$ 20,200,000	$ 19,900,000		$ 20,200,000
Chairman of Acreage [Member]
Common Stock, Shares, Issued, Total (in shares)				250,000
Operating Partnership (OP) [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	5.50%
Operating Partnership (OP) [Member] | GreenAcreage Management Owner LLC (GAMO) [Member] | OP Units [Member]
Partners' Capital Account, Units, Acquisitions (in shares)	419,798
Partners' Capital Account, Acquisitions	$ 8,395,960
Operating Partnership (OP) [Member] | GreenAcreage Management Owner LLC [Member] | OP Units [Member]
Payments of Stock Issuance Costs	$ 911,289
Operating Partnership (OP) [Member] | Acreage [Member] | OP Units [Member]
Shares, Issued, Ending Balance (in shares)				54,695